Insurance (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Analysis of changes in the liability for losses and loss adjustment expenses, net of reinsurance
Balance at beginning of period				$ 4,164				$ 3,899	$ 4,164	$ 3,899	$ 4,154
Provision for losses and LAE occurring in the current year									1,813	1,615	1,385
Net decrease in provision for claims of prior years	(27)	(34)	13	(21)	(48)	(14)	(57)	(39)	(69)	(158)	(198)
Total losses and LAE incurred									1,744	1,457	1,187
Payments for losses and LAE of:
Current year									(652)	(360)	(504)
Prior years									(969)	(1,116)	(998)
Total payments									(1,621)	(1,476)	(1,502)
Reserves of businesses acquired										287
Foreign - currency translation and other									(5)	(3)	60
Balance at end of period	4,282				4,164				4,282	4,164	3,899
Add back reinsurance recoverable, net of allowance	2,238				2,249				2,238	2,249	2,513
Gross unpaid losses and LAE included in the Balance Sheet	$ 6,520				$ 6,413				$ 6,520	$ 6,413	$ 6,412